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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
19,000	iShares iBoxx $ High Yield Corporate Bond Fund	$1,779,730	1.9
40,500	iShares MSCI Emerging Markets Index Fund	1,790,910	2.0
	Total Exchange-Traded Funds
	(Cost $3,539,432)	3,570,640	3.9
MUTUAL FUNDS: 92.3%
	Affiliated Investment Companies: 92.3%
191,840	ING Core Equity Research Fund - Class I	2,674,249	2.9
384,030	ING Emerging Markets Equity Fund - Class I	4,481,626	4.8
262,530	ING Floating Rate Fund - Class I	2,690,932	2.9
540,848	ING Global Bond Fund - Class I	6,252,205	6.8
194,053	ING Global Real Estate Fund - Class I	3,566,689	3.8
1,192,940	ING High Yield Bond Fund - Class I	9,865,612	10.7
1,108,450	ING Index Plus International Equity Fund - Class I	9,355,321	10.1
1,477,631	ING Intermediate Bond Fund - Class I	14,879,749	16.1
398,738	ING International Core Fund - Class I	4,019,274	4.3
111,014	ING International SmallCap Fund - Class I	4,472,738	4.8
455,278	ING Large Cap Growth Fund - Class I	4,912,446	5.3
874,126	ING Large Cap Value Fund - Class I	10,253,497	11.1
137,171	ING MidCap Opportunities Fund - Class I	3,127,506	3.4
239,946	ING MidCap Value Fund - Class I	3,140,891	3.4
117,298	ING Small Company Fund - Class I	1,791,137	1.9
	Total Mutual Funds
	(Cost $82,797,331)	85,483,872	92.3
	Total Long-Term Investments
	(Cost $86,336,763)	89,054,512	96.2
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,428,836	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $1,428,836)	1,428,836	1.5
	Total Short-Term Investments
	(Cost $1,428,836)	1,428,836	1.5
	Total Investments in Securities (Cost $87,765,599)	$90,483,348	97.7
	Assets in Excess of Other Liabilities	2,107,759	2.3
	Net Assets	$92,591,107	100.0

	Cost for federal income tax purposes is $87,775,241.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,741,172
	Gross Unrealized Depreciation	(1,033,065)
	Net Unrealized Appreciation	$2,708,107

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,570,640	$—	$—	$3,570,640
Mutual Funds	85,483,872	—	—	85,483,872
Short-Term Investments	1,428,836	—	—	1,428,836
Total Investments, at fair value	$90,483,348	$—	$—	$90,483,348
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(173,490)	$—	$(173,490)
Total Liabilities	$—	$(173,490)	$—	$(173,490)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Global Target Payment Fund Written OTC Options on January 31, 2013:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
47,526	Citigroup, Inc.	Call on iShares MSCI Emerging Markets Index Fund	43.850	USD	02/25/13	$32,513	$(45,249)
5,277	Goldman Sachs & Co.	Call on S&P 500 Index	1,500.180	USD	02/25/13	85,497	(83,124)
18,812	Citigroup, Inc.	Call on SPDR® S&P® MidCap 400 ETF	199.340	USD	02/25/13	47,250	(45,117)
			Total Written OTC Options			$165,260	$(173,490)

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 26, 2013